February 15, 2012

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                               Allianz Funds (Reg. 33-36528) (811-6161)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement for the Fund dated February 1, 2011.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.

Very truly yours,

/s/ Debra Rubano, Esq.

cc:           Ropes & Gray LLP

Allianz Global Investors of America L.P.

1633 Broadway

New York, NY 10019